Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2018
Schedule III - Real Estate and Accumulated Depreciation

SCHEDULE III

LAMAR ADVERTISING COMPANY

AND SUBSIDIARIES

Schedule of Real Estate and Accumulated Depreciation

December 31, 2018, 2017 and 2016

(In thousands)

Description(1)	Encumbrances	Initial Cost(2)	Gross Carrying Amount(3)	Accumulated Depreciation	Construction Date	Acquisition Date	Useful Lives
359,138 Displays	—	—	$3,201,434	$(2,082,335)	Various	Various	5 to 20 years

(1)	No single asset exceeded 5% of the total gross carrying amount at December 31, 2018
(2)	This information is omitted, as it would be impracticable to compile such information on a site-by-site basis
(3)	Includes sites under construction

The following table summarizes activity for the Company’s real estate assets, which consists of advertising displays and the related accumulated depreciation.

	December 31,	December 31,	December 31,
	2018	2017	2016
Gross real estate assets:
Balance at the beginning of the year	$3,074,046	$2,998,540	$2,856,243
Capital expenditures on new advertising displays(4)	54,151	49,946	50,799
Capital expenditures on improvements/redevelopments of existing advertising displays	12,781	6,265	12,031
Capital expenditures other recurring	34,758	32,523	26,254
Land acquisitions(6)	15,368	14,904	30,283
Acquisition of advertising displays(5) (6)	82,617	32,109	69,821
Assets sold or written-off	(70,494)	(61,306)	(47,317)
Foreign exchange	(1,793)	1,065	426
Balance at the end of the year	$3,201,434	$3,074,046	$2,998,540
Accumulated depreciation:
Balance at the beginning of the year	$2,025,251	$1,973,958	$1,910,860
Depreciation	106,700	102,494	100,197
Assets sold or written-off	(48,488)	(51,976)	(37,373)
Foreign exchange	(1,128)	775	274
Balance at the end of the year	$2,082,335	$2,025,251	$1,973,958

(4)	Includes non-cash amounts of $446, $921 and $379 at December 31, 2018, 2017 and 2016, respectively
(5)	Includes non-cash amounts of $7,199, $3,043 and $4,623 at December 31, 2018, 2017 and 2016, respectively
(6)	Includes preliminary allocation of assets acquired from Fairway at December 31, 2018

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Schedule III - Real Estate and Accumulated Depreciation

SCHEDULE III

LAMAR MEDIA CORP.

AND SUBSIDIARIES

Schedule of Real Estate and Accumulated Depreciation

December 31, 2018, 2017 and 2016

(In thousands)

Description(1)	Encumbrances	Initial Cost(2)	Gross Carrying Amount(3)	Accumulated Depreciation	Construction Date	Acquisition Date	Useful Lives
359,138 Displays	—	—	$3,201,434	$(2,082,335)	Various	Various	5 to 20 years

(1)	No single asset exceeded 5% of the total gross carrying amount at December 31, 2018
(2)	This information is omitted, as it would be impracticable to compile such information on a site-by-site basis
(3)	Includes sites under construction

The following table summarizes activity for the Company’s real estate assets, which consists of advertising displays and the related accumulated depreciation.

	December 31, 2018	December 31, 2017	December 31, 2016
Gross real estate assets:
Balance at the beginning of the year	$3,074,046	$2,998,540	$2,856,243
Capital expenditures on new advertising displays(4)	54,151	49,946	50,799
Capital expenditures on improvements/redevelopments of existing advertising displays	12,781	6,265	12,031
Capital expenditures other recurring	34,758	32,523	26,254
Land acquisitions(6)	15,368	14,904	30,283
Acquisition of advertising displays(5) (6)	82,617	32,109	69,821
Assets sold or written-off	(70,494)	(61,306)	(47,317)
Foreign exchange	(1,793)	1,065	426
Balance at the end of the year	$3,201,434	$3,074,046	$2,998,540
Accumulated depreciation:
Balance at the beginning of the year	$2,025,251	$1,973,958	$1,910,860
Depreciation	106,700	102,494	100,197
Assets sold or written-off	(48,488)	(51,976)	(37,373)
Foreign exchange	(1,128)	775	274
Balance at the end of the year	$2,082,335	$2,025,251	$1,973,958

(4)	Includes non-cash amounts of $446, $921 and $379 at December 31, 2018, 2017 and 2016, respectively
(5)	Includes non-cash amounts of $7,199, $3,043 and $4,623 at December 31, 2018, 2017 and 2016, respectively
(6)	Includes preliminary allocation of assets acquired from Fairway at December 31, 2018